Consolidated Statements of Stockholders' Equity - USD ($)	Ordinary shares [member]	Warrant and option reserve [member]	Receivables for equity issued [Member]	Obligation to issue shares [member]	Shares to be cancelled [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance value at Dec. 31, 2020	$ 26,332,622	$ 1,177,099		$ 15,342		$ (490,172)	$ (33,822,124)	$ (6,787,233)
Balance, shares at Dec. 31, 2020	25,067,831
Issuance of common stock	$ 268,545			(15,342)				253,203
Issuance of common stock, shares	2,566,398
Stock issued for debt settlement	$ 157,178							157,178
Stock issued for debt settlement, shares	1,050,548
Warrants exercised to settle debt	$ 194,359							194,359
Warrants exercised to settle debt, shares	280,000
Stock issued for services	$ 765,576							765,576
Stock issued for services, shares	626,118
RSU grants and vesting	$ 204,525			7,450				211,975
RSU grants and vesting, shares	255,000
Warrants exercised	$ 5,928,944				5,323			5,934,267
Warrants exercised shares	5,974,024
Options exercised	$ 590,111	(136,320)	(1,193,641)					(739,850)
Options exercised, shares	782,000
Conversion of debentures	$ 522,519							522,519
Conversion of debentures, shares	432,000
Warrants issued for loan	$ 152,751							152,751
Warrants issued for loan, shares
Options issued		108,775						108,775
Options issued, shares
Warrants issued		15,616						15,616
Warrants issued shares
Net loss and comprehensive loss						(357,240)	(4,893,126)	(5,250,366)
Ending balance, value at Dec. 31, 2021	$ 35,117,130	1,165,170	(1,193,641)	7,450	5,323	(847,412)	(38,715,250)	(4,461,230)
Balance, shares at Dec. 31, 2021	37,033,919
Issuance of common stock	$ 29,097,587	2,253,535						31,351,122
Issuance of common stock, shares	35,838,968
Stock issued for debt settlement	$ 391,021							391,021
Stock issued for debt settlement, shares	600,000
Stock issued for services								169,396
Warrants exercised	$ 3,144,128	(935,888)	(10,310)					2,197,930
Warrants exercised shares	2,185,366
Options exercised	$ 1,152,269	(474,906)	(41,349)		2,322			638,336
Options exercised, shares	675,000
Options issued		1,421,267						1,421,267
Net loss and comprehensive loss						(3,636,492)	(6,121,754)	(9,758,246)
Impact of change in functional currency		309,737						309,737
Stock issuance costs	(2,649,823)							(2,649,823)
Stock issued for prepaid services	$ 169,396							169,396
Stock issued for prepaid services, shares	221,818
Stock issued for RSUs	$ 111,122			(7,540)				103,582
Shares issued for RSUs, shares	220,000
Finder’s warrants issued	$ (1,782,560)	1,782,560
Repayment or write-offs of notes receivables			183,238					183,238
Equity to be issued for settlement agreement				94,300				94,300
RSUs to be issued		298,322						298,322
RSU’s repurchased		(136,928)						(136,928)
Impact of hyperinflation						473,907		473,907
Ending balance, value at Dec. 31, 2022	$ 64,750,270	5,682,869	(1,062,062)	94,210	7,645	(4,009,997)	(44,837,004)	20,625,931
Balance, shares at Dec. 31, 2022	76,775,071
Issuance of common stock	$ 2,215							2,215
Issuance of common stock, shares	5,000
Stock issued for debt settlement	$ 212,402							212,402
Stock issued for debt settlement, shares	150,000
Stock issued for services								89,711
Stock issued for services, shares	60,000
Options exercised	$ 972,085	(429,221)						542,864
Options exercised, shares	440,000
Net loss and comprehensive loss						(8,954,840)	(1,102,194)	(10,057,034)
Stock issuance costs	(803,012)	259,955						(543,057)
Stock issued for RSUs	$ 1,462,778	(1,146,982)						315,796
Shares issued for RSUs, shares	1,762,805
RSU’s repurchased		(919,790)	604,537					(315,253)
Stock issued in market offering	$ 7,960,687							7,960,687
Stock issued in market offering, shares	36,057,934
Stock issued for services	$ 29,299	58,881		18,873				107,053
Stock-based compensation – options		118,202						118,202
Stock-based compensation – RSU’s		1,879,832						1,879,832
Convertible debt – Equity component		1,004,524						1,004,524
Deferred tax on equity component of convertible debt		(271,222)						(271,222)
Reduction of notes receivables			344,216					344,216
RSU grant accrual		2,322		283,094				285,416
Ending balance, value at Dec. 31, 2023	$ 74,586,724	$ 6,239,370	$ (113,309)	$ 396,177	$ 7,645	$ (12,964,837)	$ (45,939,198)	$ 22,212,572
Balance, shares at Dec. 31, 2023	115,250,810